Restructuring Charges (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($) office	Dec. 31, 2015 USD ($)
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 5,101	$ 26,811	$ 14,017
Number of offices closed | office		2
Restructuring liability	$ 1,300	$ 5,600
Special Termination Benefits
Restructuring Cost and Reserve [Line Items]
Reimbursement revenue			$ 8,400